Schedule of valuation techniques and significant unobservable inputs (Details) - Financial liabilities at fair value through profit or loss, category [member] - Warrant [member] - Level 3 of fair value hierarchy [member] - Option pricing model [member]
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurement of assets [line items]
Expected Term, Significant Unobservable Inputs, Liabilities	1 month 28 days	7 months 28 days
Risk Free Rate, Significant Unobservable Inputs, Liabilities	4.72%	1.11%